Securities - Summary of Interest and Dividend Income and Gains on Securities (Detail) - Insurance products [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income	$ 133	$ 131	$ 269	$ 258
Gains (losses) from securities designated at FVTPL	(304)	(301)	(23)	606
Realized gains from FVOCI securities	2	0	2	0
Total interest and dividend income and gains held in our Insurance business	$ (169)	$ (170)	$ 248	$ 864